Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses:
Research And Development	$ 3,459,340	$ 1,607,819
General And Administrative	4,397,524	1,565,034
Total Operating Expenses	7,856,864	3,172,853
Loss From Operations	(7,856,864)	(3,172,853)
Other Income And Expenses:
Gain From Forgiveness Of Paycheck Protection Plan Loan	0	(133,592)
Interest Expense, Net	45,613	197,269
Net Loss	(7,902,477)	(3,236,530)
Net Loss Attributable To Common Stockholders	$ (10,464,714)	$ (3,236,530)
Net Loss Per Share Of Common Stock, Basic And Diluted	$ (2.43)	$ (1.69)
Weighted-average Basic And Diluted Common Units/shares	4,302,232	1,911,009
Preferred Stock Dividends, Income Statement Impact	$ 2,293,199	$ 0
Series 1c Preferred Stock
Other Income And Expenses:
Preferred Stock Dividends, Income Statement Impact	269,038	0
Series 1d Convertible Preferred Stock
Other Income And Expenses:
Preferred Stock Dividends, Income Statement Impact	$ 2,293,199	$ 0